IFRS 7 Disclosure (Market Risk - Portfolio Market Risk Measures) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Market Risk [Line Items]
Total VaR (one-day measure)	$ 25.6	$ 34.6
Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	8.4	21.1
Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	25.1	31.5
Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	7.7	6.0
Foreign exchange risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	5.2	2.1
Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	6.0	2.9
Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	18.2	28.4
Risk diversification effect [member]
Market Risk [Line Items]
Total VaR (one-day measure)	(45.0)	(57.4)
Average risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	31.5	44.8
Average risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	16.8	24.9
Average risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	30.0	31.6
Average risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	7.8	9.4
Average risk [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	2.9	3.5
Average risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	4.5	4.8
Average risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	20.3	33.2
Average risk [member] | Risk diversification effect [member]
Market Risk [Line Items]
Total VaR (one-day measure)	(50.8)	(62.6)
High risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	44.9	69.6
High risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	27.7	44.2
High risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	40.5	41.9
High risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	12.0	15.8
High risk [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	7.8	9.7
High risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	11.5	11.7
High risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	29.7	57.2
Low risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	21.8	30.1
Low risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	5.1	12.2
Low risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	18.9	22.5
Low risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	5.2	5.7
Low risk [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	1.2	1.0
Low risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	2.2	2.3
Low risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	$ 13.8	$ 20.3